Vessels, net (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Beginning Balance, Historical Cost	$ 355,700	$ 355,700
Additions	357,138	0
Ending Balance, Historical Cost	712,838	355,700
Depreciation for the period	(5,244)	(10,487)
Accumulated depreciation	(18,353)	(13,109)
Vessels, net	694,485	342,591
Vessel [Member]
Beginning Balance, Historical Cost	352,433	352,433
Additions	353,738	0
Ending Balance, Historical Cost	706,171	352,433
Depreciation for the period	(4,844)	(9,687)
Accumulated depreciation	(16,953)	(12,109)
Vessels, net	689,218	340,324
Dry docking [Member]
Beginning Balance, Historical Cost	3,267	3,267
Additions	3,400	0
Ending Balance, Historical Cost	6,667	3,267
Depreciation for the period	(400)	(800)
Accumulated depreciation	(1,400)	(1,000)
Vessels, net	$ 5,267	$ 2,267